NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Additions to right-of-use assets	¥ 0	¥ 1,781
Lease liabilities amount	¥ 0	¥ 1,781